Earnings Per Share	12 Months Ended
Dec. 31, 2018
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Earnings Per Share

Note 12: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2018	2017
Earnings attributable to common shareholders	3,949	1,395
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	3,946	1,393
Less: Earnings from discontinued operations, net of tax	(3,859)	(822)
Remove: Non-controlling interests from discontinued operations	90	64
Earnings used in earnings per share from continuing operations	177	635

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2018	2017
Weighted-average number of common shares outstanding	666,945,878	718,068,567
Weighted-average number of vested DSUs	640,507	701,138
Basic	667,586,385	718,769,705
Effect of stock options and TRSUs	624,332	1,423,800
Diluted	668,210,717	720,193,505

There were no share-based compensation awards outstanding at December 31, 2018 or 2017 where the exercise price was greater than the average market price.